Shareholder Report, Line Graph (Details) 190496_GuidePath Managed Futures Strategy Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuidePath Managed Futures Strategy Fund Service Shares
Accumulated Value	$ 11,141	$ 13,418	$ 12,507	$ 11,904	$ 10,185	$ 9,189	$ 8,053	$ 8,705	$ 8,796	$ 9,730	$ 11,466
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FT Wilshire 5000 Index
Accumulated Value	34,213	31,941	24,710	27,049	23,918	14,742	16,189	14,868	13,075	11,047	$ 40,480
FTSE 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3-Month Treasury Bill Index
Accumulated Value	12,070	11,472	10,877	10,600	10,594	10,572	10,360	10,145	10,038	10,005	$ 12,579
SG Trend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											SG Trend Index
Accumulated Value	$ 12,656	$ 14,523	$ 12,497	$ 12,459	$ 10,090	$ 9,341	$ 8,601	$ 8,745	$ 8,825	$ 9,783	$ 14,554